Other income and expenses, net (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of other income and expenses

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Stoppages for asset maintenance and pre-operating expenses	(1,282)	(1,295)	(638)	(660)
Pension and medical benefits - retirees (1)	(786)	(639)	(401)	(324)
Variable compensation programs (2)	(721)	(595)	(375)	(305)
Losses with legal, administrative and arbitration proceedings	(480)	(326)	(347)	(125)
Institutional relations and cultural projects	(148)	(98)	(87)	(62)
Gains (losses) with commodity derivatives	(138)	11	(10)	9
Operating expenses with thermoelectric power plants	(100)	(112)	(54)	(57)
Health, safety and environment	(98)	(34)	(79)	(16)
Collective bargaining agreement	(32)	(214)	(24)	(214)
Equalization of expenses - Production Individualization Agreements	(21)	(676)	(14)	(672)
Fines imposed on customers	51	97	27	68
Results on disposal/write-offs of assets	115	71	40	14
Fines imposed on suppliers	130	120	63	71
Government grants	161	62	93	24
Results from co-participation agreements in bid areas	205	50	87	(20)
Results of non-core activities	265	224	136	126
Early termination and changes to cash flow estimates of leases	289	301	149	144
Reimbursements from E&P partnership operations	381	65	249	(81)
Others	25	(120)	54	(138)
Total	(2,184)	(3,108)	(1,131)	(2,218)
(1) For more information, see note 14.2 - Employee benefits (post-employment).
(2) Comprises Profit Sharing (PLR) and Performance award program (PRD), as described in note 14.1.